Stock Purchases Rights, Stock Options and Warrants - Summary of Stock Option Activity (Detail) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended
	Sep. 15, 2014	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options outstanding at March 31, 2014		56,634	57,041	57,041
Options, Granted	1,146,457	1,146,457
Options issued, cancelled or expired			(407)
Options outstanding at December 31, 2014		1,203,091	56,634	57,041
Weighted Average Exercise Price at March 31, 2014		$ 19.38	$ 19.71	$ 19.71
Weighted Average Exercise Price, Granted		$ 20.00
Weighted Average Exercise Price, issued, cancelled or expired			$ 66.23
Weighted Average Exercise Price at December 31, 2014		$ 19.96	$ 19.38	$ 19.71